Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 16, 2018	Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	CSBB
Entity Registrant Name	CSB BANCORP INC /OH
Entity Central Index Key	0000880417
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		2,742,242
Entity Public Float			$ 75.4